Income tax (Tables)	9 Months Ended
Jun. 30, 2026
Income tax

19. Income tax

The Company’s effective income tax rate was -5% for the nine months ended June 30, 2026 (June 30, 2025 –0.00%). The effective tax rate is different than the statutory rate primarily due to the recognition of previously unrecognized deferred tax assets on non-capital losses in Canada.

The income tax recovery differs from the amount computed by applying the Canadian statutory income tax rate of 26.50% (2025 – 26.50%) to the loss before income taxes as a result of the following:

	For the period ended
	June 30, 2026	June 30, 2025
Income (loss) before income taxes	$2,262	1,315
Expected recovery of income taxes based on statutory rates	599	348
Reduction in income tax recovery resulting from:
Foreign tax rate differential	(130)	(57)
Other permanent differences	1,211	131
Share issue costs allocated to equity	-	(39)
Expiry of losses	50	372
Benefit from deferred tax asset not previously recognized	(1,829)	(755)
Income tax expense (recovery)	$(99)	-

Schedule of Income Tax Expense Recovery
	For the period ended
	June 30, 2026	June 30, 2025
Income (loss) before income taxes	$2,262	1,315
Expected recovery of income taxes based on statutory rates	599	348
Reduction in income tax recovery resulting from:
Foreign tax rate differential	(130)	(57)
Other permanent differences	1,211	131
Share issue costs allocated to equity	-	(39)
Expiry of losses	50	372
Benefit from deferred tax asset not previously recognized	(1,829)	(755)
Income tax expense (recovery)	$(99)	-